Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

1. COVID-19 epidemic effect:

In January 2020, the World Health Organization declared a global health emergency as the coronavirus outbreak continues to spread beyond China. On March 11, 2020, the World Health Organization declared the COVID-19 a global epidemic. In short term, the Company believe that their business is also affected, and the Company   is currently evaluating the negative impact on the operation from the beginning of year 2020 to date and the operating result for fiscal year 2020. For example, the Company's   office had to shut down from February 3, 2020 to February 23, 2020. Public transportation services in Xiamen city were curtailed over coronavirus concerns. For Tax Devices and Services sector in the short run, the Company has   to collect the service fee on-site from those customers who have not used our online payment platform, which may lead to a delay in collection. The number of new customers has decreased in February 2020. The coronavirus outbreak may have the same impact on IT services sector in the short term. There has been no clear sign of slow-down in our hardware and software sales. However, since customers of these two sectors are located in different provinces, including some severe epidemic areas, the coronavirus outbreak may have a negative impact on revenue in the short run. However, the Company does not expect a significant impact on the Company's operation and financial results in the long run unless the COVID-19 epidemic is not contained within year 2020. The epidemic in China is currently under control. Business around China has resumed to normal in April 2020. The operation of our customers and the supply chain were back to normal in April 2020 since most cities in China have lifted the lock down restrictions. The number of new customers began to increase since March 2020 and the Company has collected $1,478,774 account receivables from a large-scale oil and coal mine customers and IT outsourcing customers from January to April 2020.

2. New agreement with Newbridge Securities Corporation:

Subsequent to the year ended December 31,2019, the Company   entered into the second amendment of agreement with Newbridge. The agreement will be expired upon the consummation of the final Closing of the Offering; provided the Newbridge shall have the right to terminate this agreement by giving notice to the Company at any time at or prior to the First Closing Date. Under the modified agreement, the non-accountable expenses will be increased to $155,000, and financial advisory fee will be increased to $50,000 payable at the first closing of the IPO. The Company also agrees to pay all expenses directly related to the IPO, and an aggregate amount of $70,000 (of which $63,000 has been paid) as an advance for accountable expenses.